UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 96.0%
Australia 9.3%
BHP Billiton Ltd.	152,000	5,675,847
National Australia Bank Ltd.	1,436,501	35,849,858
Newcrest Mining Ltd.	369,223	13,395,765
Wesfarmers Ltd.	138,667	4,457,011
Westfield Group (REIT) (Units)	510,000	4,416,250
Woolworths Ltd.	300,000	7,703,525

(Cost $76,256,540)		71,498,256
Denmark 3.0%
Carlsberg AS "B"	84,631	6,216,283
Novo Nordisk AS "B"	145,568	16,555,954

(Cost $26,485,535)		22,772,237
Finland 0.4%
Nokia Corp. (Cost $4,856,155)	550,000	3,184,469
France 12.6%
AXA SA	1,444,633	21,014,375
Cap Gemini	110,000	4,165,800
Dassault Systemes SA	538,000	44,077,770
Klepierre (REIT)	123,000	3,571,931
Renault SA	360,000	13,523,859
Schneider Electric SA	115,274	6,539,179
Societe Generale	162,873	4,017,106

(Cost $121,912,783)		96,910,020
Germany 6.7%
Allianz SE (Registered)	150,500	15,594,645
Continental AG*	100,000	7,046,174
Lanxess AG	109,000	6,092,502
SAP AG	372,372	22,216,801

(Cost $68,156,248)		50,950,122
Hong Kong 2.7%
BOC Hong Kong (Holdings) Ltd.	7,290,000	16,757,860
Li & Fung Ltd.	1,980,000	4,049,239

(Cost $26,834,421)		20,807,099
Israel 1.1%
Bezeq Israeli Telecommunication Corp., Ltd. (Cost $9,289,902)	4,540,000	8,582,649
Italy 3.7%
Snam Rete Gas SpA (Cost $32,737,752)	6,039,000	28,010,947
Japan 20.4%
Bridgestone Corp.	125,000	2,901,987
Canon, Inc.	82,000	3,710,884
Fast Retailing Co., Ltd.	10,600	1,716,731
Honda Motor Co., Ltd.	365,272	11,547,380
INPEX Corp.	1,090	7,325,343
Kawasaki Kisen Kaisha Ltd.	1,470,000	2,556,830
Kyushu Electric Power Co., Inc.	276,000	3,786,574
Mitsubishi Corp.	1,069,724	22,098,376
Mitsubishi Electric Corp.	920,000	8,786,488
Mitsubishi Estate Co., Ltd.	444,000	7,430,306
Mitsubishi Heavy Industries Ltd.	370,000	1,557,557
Mitsubishi Tanabe Pharma Corp.	1,101,000	17,175,095
Mitsui Fudosan Co., Ltd.	527,000	8,556,143
Mitsui O.S.K Lines Ltd.	1,894,625	6,025,918
Mizuho Financial Group, Inc.	2,500,000	3,279,371
Nabtesco Corp.	198,000	4,389,373
Nidec Corp.	46,000	4,154,425
Nippon Electric Glass Co., Ltd.	340,000	3,506,537
Resona Holdings, Inc.	1,560,000	6,982,372
Softbank Corp.	210,000	7,075,483
Sony Corp.	184,000	3,313,764
Sumitomo Mitsui Financial Group, Inc.	107,000	2,954,688
Sumitomo Realty & Development Co., Ltd.	32,000	634,883
Terumo Corp.	181,000	8,820,515
Tokyo Electric Power Co., Inc.*	960,000	3,602,293
Tokyo Electron Ltd.	25,000	1,371,712
Yamada Denki Co., Ltd.	17,000	1,228,943

(Cost $186,460,766)		156,489,971
Netherlands 7.7%
European Aeronautic Defence & Space Co. NV	695,000	20,843,301
Heineken NV	425,500	19,983,523
ING Groep NV (CVA)*	760,779	5,932,835
Royal Dutch Shell PLC "B"	328,000	11,815,808

(Cost $67,967,520)		58,575,467
Norway 0.8%
DnB NOR ASA (Cost $10,097,634)	620,000	6,353,667
Portugal 0.5%
Banco Comercial Portugues SA (Registered)* (a) (Cost $5,028,635)	21,900,000	3,749,385
Singapore 5.1%
Capitaland Ltd.	1,990,000	4,036,376
CapitaMall Trust (REIT)	9,790,000	13,579,077
DBS Group Holdings Ltd.	790,000	7,865,439
Golden Agri-Resources Ltd.	24,390,000	13,812,107

(Cost $40,181,949)		39,292,999
Spain 0.9%
Red Electrica Corporacion SA (Cost $10,138,615)	157,000	6,904,695
Sweden 3.9%
Investor AB "B"	192,000	3,581,574
TeliaSonera AB	3,892,000	26,517,653

(Cost $34,754,864)		30,099,227
Switzerland 4.2%
Nestle SA (Registered)	149,000	8,354,730
Syngenta AG (Registered)*	6,900	2,035,152
Zurich Financial Services AG*	100,500	22,101,266

(Cost $38,826,208)		32,491,148
United Kingdom 13.0%
AMEC PLC	253,460	3,470,941
Anglo American PLC	68,000	2,598,629
BHP Billiton PLC	39,000	1,201,646
BP PLC	892,000	6,485,936
Centrica PLC	950,000	4,520,249
GlaxoSmithKline PLC	2,652,000	58,763,601
Inmarsat PLC	1,070,000	7,369,004
Old Mutual PLC	4,377,941	7,836,787
Tesco PLC	250,000	1,594,460
Tullow Oil PLC	162,000	3,539,726
Vodafone Group PLC	880,000	2,387,362

(Cost $103,049,780)		99,768,341

Total Common Stocks (Cost $863,035,307)		736,440,699
Preferred Stock 1.0%
Germany
Porsche Automobil Holding SE (Cost $8,703,051)	120,000	7,300,932
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 0.2% (b) (c) (Cost $4,317,333)	4,317,333	4,317,333
Cash Equivalents 1.5%
Central Cash Management Fund, 0.13% (b) (Cost $11,757,294)	11,757,294	11,757,294

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $887,812,985) †	99.1	759,816,258
Other Assets and Liabilities, Net	0.9	6,984,896

Net Assets	100.0	766,801,154

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $888,047,961.  At November 30, 2011, net unrealized depreciation  for all securities based on tax cost was $128,231,703.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,146,687 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $131,378,390.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2011 amounted to $3,695,741, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust

At November 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/16/2011	500	31,150,000	1,520,156

Currency Abbreviation

USD	United States Dollar

At November 30, 2011 the DWS International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	206,096,194	27.7%
Health Care	101,315,165	13.6%
Information Technology	82,233,973	11.1%
Industrials	76,951,447	10.3%
Consumer Staples	62,121,639	8.3%
Consumer Discretionary	52,629,009	7.1%
Telecommunication Services	51,932,151	7.0%
Utilities	46,824,758	6.3%
Energy	32,637,754	4.4%
Materials	30,999,541	4.2%
Total	743,741,631	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Preferred Stock(d)
Australia	$—	$71,498,256	$—	$71,498,256
Denmark	—	22,772,237	—	22,772,237
Finland	—	3,184,469	—	3,184,469
France	—	96,910,020	—	96,910,020
Germany	—	58,251,054	—	58,251,054
Hong Kong	—	20,807,099	—	20,807,099
Israel	—	8,582,649	—	8,582,649
Italy	—	28,010,947	—	28,010,947
Japan	—	156,489,971	—	156,489,971
Netherlands	—	58,575,467	—	58,575,467
Norway	—	6,353,667	—	6,353,667
Portugal	—	3,749,385	—	3,749,385
Singapore	—	39,292,999	—	39,292,999
Spain	—	6,904,695	—	6,904,695
Sweden	—	30,099,227	—	30,099,227
Switzerland	—	32,491,148	—	32,491,148
United Kingdom	—	99,768,341	—	99,768,341
Short-Term Investments(d)	16,074,627	—	—	16,074,627
Derivatives(e)	1,520,156	—	—	1,520,156
Total	$17,594,783	$743,741,631	$—	$761,336,414

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation of the Fund's derivative instruments as of November 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$1,520,156

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012